Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation.
Summary of the restricted share units activity

		Weighted
	Number of	average
	restricted	grant-date
	shares units	fair value (US$)

Outstanding, December 31, 2019	27,113,132	3.9034

Granted	62,770,405	3.6059
Forfeited	(10,312,521)	3.9198
Vested	(6,918,126)	4.3045

Outstanding, December 31, 2020	72,652,890	3.6059

Granted	9,387,270	3.6323
Forfeited	(42,872,565)	3.5461
Vested	(15,139,700)	3.6104

Outstanding, December 31, 2021	24,027,895	3.7202

Granted	9,918,014	1.5065
Forfeited	(8,023,640)	3.4889
Vested	(8,386,702)	3.7594

Outstanding, December 31, 2022	17,535,567	2.5551

Expected to vest as of December 31, 2022	15,234,920	2.5257

Summary of restricted shares activity

		Weighted
	Number of	average
	restricted	grant-date fair
	shares	value (US$)

Outstanding, December 31, 2019	38,204,251	3.5267

Granted	4,541,086	3.9739
Forfeited	(4,554,972)	3.5287
Vested	(11,770,000)	3.6290

Outstanding, December 31, 2020	26,420,365	3.5577

Granted	7,888,160	3.0435
Forfeited	(8,661,973)	3.7025
Vested	(10,497,147)	3.4862

Outstanding, December 31, 2021	15,149,405	3.2566

Granted	2,723,629	1.8427
Forfeited	(1,943,365)	3.0494
Vested	(4,994,233)	3.5657

Outstanding, December 31, 2022	10,935,436	2.8002

Expected to vest as of December 31, 2022	9,430,412	2.8289

Summary of stock option activity

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, January 1, 2020	10,307,400	3.8069	5.45	—

Outstanding, December 31, 2020	10,307,400	3.8069	4.45	3,669

Forfeited	(893,000)	3.8830

Outstanding, December 31, 2021	9,414,400	3.7997	2.80	—

Outstanding, December 31, 2022	9,414,400	3.7997	1.80	—

Expected to vest as of December 31, 2022	9,414,400	3.7997	1.80	—
Exercisable as of December 31, 2022	7,929,300	3.8492	1.97	—